                          CONTINENTAL MUTUAL INVESTMENT
                                    FUND, INC.

                                DECEMBER 31, 1995

                               FINANCIAL STATEMENTS

                            [TANNER & CO LETTERHEAD]


                          INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
CONTINENTAL MUTUAL INVESTMENT FUND, INC.

         We have audited the accompanying statement of assets and liabilities of Continental Mutual Investment Fund, Inc., as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended December 31, 1995, and the supplementary schedule of selected per share data and ratios for each of the ten years in the period ended December 31, 1995. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. Our procedures included confirmation of securities owned at December 31, 1995 by corresponding with the custodian. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and supplementary schedule referred to above present fairly, in all material respects, the financial position of Continental Mutual Investment Fund, Inc. at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 1995, and selected per share data and ratios for each of the ten years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

        During the year The Board of Directors determined that it would be in the best interest of the shareholders to liquidate the Company. On December 18, 1995, the Company made a distribution to the Company shareholders which effectively liquidated the Company. The Company ceased operations effective December 31, 1995.

                                        TANNER & CO.

Salt Lake City, Utah
January 5, 1996

                    CONTINENTAL MUTUAL INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995


                ASSETS
                ------
Cash                                            $3,135
Receivable                                         867
                                                ------

        Total assets                            $4,002
                                                ------

             LIABILITIES
             -----------
Accrued expenses                                 4,002
                                                ------
Net assets applicable to outstanding capital
  shares - authorized 1,000,000 shares of
  $1 par value; no outstanding shares               --
                                                ------
Net asset value per share                       $   --
                                                ======



See accompanying notes to financial statements.

                   CONTINENTAL MUTUAL INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995



INVESTMENT INCOME:
  Income:
        Interest                                         $ 54,762
        Cash dividends                                      6,247
                                                         --------

                                                           61,009
                                                         --------
  Expenses:
    Investment advisory fee                                21,107
    Postage and printing                                    8,674
    Transfer agent and dividend expense                     6,341
    Professional fees                                       4,663
    Custodian fee                                           4,468
    Computer                                                4,120
    Director fees                                           1,350
    Miscellaneous                                           4,319
                                                         --------

                                                           55,042
                                                         --------

  Net investment gain                                       5,967
                                                         --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Realized gain from securities transactions:
        Proceeds from sale                                603,927
        Cost of securities sold                          (569,530)
                                                         --------

    Net realized gain on investments                       34,397
                                                         --------

    Change in net unrealized depreciation
     of investments:
        Beginning of year                                 (65,067)
        End of year                                            -
                                                         --------
    Decrease in net unrealized depreciation
    of investments                                         65,067
                                                         --------

    Net gain on investments                                99,464
                                                         --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $105,431
                                                         ========

See accompanying notes to financial statements.

                    CONTINENTAL MUTUAL INVESTMENT FUND, INC.

                       Statement of Changes in Net Assets

                     Years Ended December 31, 1995 and 1994


                                                                   1995                   1994
                                                                   ----                   ----
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                $     5,967                 (6,717)
  Net realized gain on investments                                 34,397                  9,621
  Change in net unrealized depreciation
    of investments                                                 65,067                (19,447)
                                                              -----------             ----------
      Net increase (decrease) in net assets
      resulting from operations                                   105,431                (16,543)
                                                              -----------             ----------
Distributions to shareholders:
  Net investment (income) loss $.00 and $.00 per share)               750                     --
  Realized (gains) ($.23 and $.06 per share)                      (34,397)                (9,621)
                                                              -----------             ----------
      Net distribution to shareholders                            (33,647)                (9,621)
                                                              -----------             ----------

From capital share transactions:
  Net asset value of shares (5,403 and 1,405 shares,
    respectively) issued to shareholders in
    reinvestment of dividends and distributions                    38,266                  9,384
  Payments for redemption of 163,544 and 3,639 shares,
    respectively                                               (1,164,129)               (25,025)
                                                              -----------             ----------
      Decrease in net assets from
      capital share transactions                               (1,125,863)               (15,641)
                                                              -----------             ----------
      Decrease in net assets                                   (1,054,079)               (41,805)
                                                              -----------             ----------
Net assets at beginning of year                                 1,054,079              1,095,884
                                                              -----------             ----------
Net assets, end of year (including undistributed net
  investment income (loss) of $-0- and ($6,717)
  in 1995 and 1994, respectively)                             $        --             $1,054,079
                                                              ===========             ==========

See accompanying notes to financial statements.

                    CONTINENTAL MUTUAL INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995


(1) LIQUIDATION

        During the year ended December 31, 1995, the Board of Directors determined that it was in the best interest of the investors to liquidate Continental Mutual Investment Fund, Inc. (Company). On December 18, 1995 a final liquidation was made to all investors based upon their prorata investment in the Company less an estimate of the remaining liquidation costs.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    SECURITIES VALUATION

        The value of securities traded on any national exchange has been determined at their last sales price on the year end date. Investments are stated at value based on latest quoted market prices or at fair value as determined by the Board of Directors.

    FEDERAL INCOME TAXES

        It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient taxable income to its shareholders to eliminate federal income taxes (see note 4).

    CASH AND CASH EQUIVALENTS

        The Company considers all nongovernment debt instruments of nine months or less to be cash or cash equivalents.

    OTHER

        As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective security.

    CONCENTRATION OF CREDIT

        The Company is a diversified, open-end management company (Mutual Fund) investing in common stocks, bonds, U.S. government securities and other investments. Substantially all investors are individuals, trusts, and corporations which reside within the United States.

                    CONTINENTAL MUTUAL INVESTMENT FUND, INC.

(3)  MANAGEMENT AND ADVISORY FEES WITH RELATED PARTIES

        The Company has contracts with Fund Management & Research Corporation wherein Fund Management & Research Corporation acts as an investment advisor to the Company.

        The investment advisory contract with Fund Management & Research Corporation provides for a monthly advisory fee of 1/6th of 1 percent of the average total net assets of the Company during that month. Investment advisory fees paid or accrued to Fund Management & Research Corporation in 1995 amounted to $21,107.

        In addition, the Company pays to Fund Management & Research Corporation $750 per quarter to act as dividend paying agent and for maintaining the voluntary accumulation plan. A total of $3,000 was paid under this agreement during 1995.

        Fund Management & Research Corporation pays commissions and salaries and provides office space, office facilities, and equipment for the Company under the terms of the agreement.

        The president of Fund Management & Research Corporation is also president of the Company. All of the outstanding capital stock of Fund Management & Research Corporation is owned by such officer.


(4)  TAX STATUS

        The Company qualifies as a regulated investment company for the year ended December 31, 1995, which requires it to distribute 90% of its taxable income to its shareholders. Accordingly, the Company distributed sufficient income on December 31, 1995 to eliminate any federal income tax liability for 1995.

(5)  SALES AND PURCHASES OF SECURITIES

        Realized gain on investments for the year ended December 31, 1995 was computed on the first-in, first-out basis. There would have been no difference in the gain if average cost had been used for the year then ended. Purchases and sales of investment securities, excluding short-term investments, were as follows for the year ended December 31, 1995:



Purchase of securities                       $ 71,151
                                             ========
Sale of securities                           $603,927
Cost of securities sold                       569,530
                                             --------
Net realized gain on investments             $ 34,397
                                             ========


                  CONTINENTAL MUTUAL INVESTMENT FUND, INC.

(6)  ACCUMULATED UNDISTRIBUTED INVESTMENT INCOME AND REALIZED GAIN

        As of December 31, 1995, all net investment income and realized gains had been distributed as follows:


Accumulated net investment (loss) distributed:
    December 31, 1995                                   $  (756)

Accumulated realized gains distributed:
    December 31, 1995                                    34,397
                                                        -------
Total net investment income and realized
gain distributed                                        $33,641
                                                        =======
Net unrealized depreciation in value of
investments as of December 31, 1995                     $    --
                                                        =======


(7)  DISTRIBUTION TO SHAREHOLDERS

        On December 15, 1995 and 1994 investment distributions of $.23 and $.06 per share aggregating in $38,266 and $9,384 for 1995 and 1994, respectively, were declared and distributed from net investment income and realized gains.

        On December 18, 1995, a distribution of $7.08 or $1,119,030 was distributed to the shareholders to liquidate the Company.

(8)  CAPITAL SHARE TRANSACTIONS

        Transactions in capital stock were as follows:


                                           NUMBER OF SHARES                     AMOUNT
                                        ---------------------           ----------------------
                                           1995          1994                 1995        1994
                                           ----          ----                 ----        ----
Shares issued in reinvestment
of dividends                              5,403         1,405           $   38,266       9,384
                                        =======         =====           ==========       =====
Shares redeemed                         163,544         3,639           $1,164,129      28,025
                                        =======         =====           ==========      ======

                    CONTINENTAL MUTUAL INVESTMENT FUND, INC.

                            Supplementary Schedule
                      Selected Per Share Data and Ratios


                                                                 Years Ended December 31,
                            ------------------------------------------------------------------------------------------------------
                            1986       1987       1988       1989       1990       1991        1992       1993       1994     1995
                            ----       ----       ----       ----       ----       ----        ----       ----       ----     ----

PER SHARE DATA

1.  Investment income      $ .44        .47        .50        .56        .48         .45        .30        .29        .26      .39

2.  Expenses                 .26        .26        .28        .34        .31         .29        .30        .30        .30      .35
                             ---        ---        ---        ---        ---         ---        ---        ---        ---      ---
3.  Net investment
    income (loss)            .18        .21        .22        .22        .17         .16        .00       (.01)      (.04)     .04

4.  Dividends from net
    investment income       (.24)      (.18)      (.44)      (.22)      (.17)       (.16)      (.00)      (.01)       .00      .00

5.  Net realized and
    unrealized gain
    (losses) on
    securities               .54        .42        .49       (.06)      (.09)        .62        .17       (.22)      (.06)     .60

6.  Distributions from
    net realized gain
    on securities            .00        .00       (.39)      (.12)      (.03)       (.16)      (.23)      (.15)      (.06)    (.23)
                             ---        ---        ---        ---        ---         ---        ---        ---        ---      ---
7.  Net increase
    (decrease) in net
    asset value              .48        .45       (.12)      (.18)      (.12)        .46       (.06)      (.39)      (.16)     .41

8.  Net asset value
    at beginning of
    period                  6.31       6.79       7.24       7.12       6.94        6.82       7.28       7.22       6.83     6.67

9.  Distribution of
    net assets                 -          -          -          -          -           -          -          -          -    (7.08)
                             ---        ---        ---        ---        ---         ---        ---        ---        ---      ---
10. Net asset value
    at end of period        6.79       7.24       7.12       6.94       6.82        7.28       7.22       6.83       6.67        -
                            ====       ====       ====       ====       ====        ====       ====       ====       ====     ====

RATIOS

11. Expenses to
    average net
    assets %                4.04       3.71       3.79       4.73       4.51        4.21       4.11       4.33       4.43     5.06

12. Net investment
    income (loss)
    to average net
    assets %                2.73       2.97       2.97       3.17       2.46        2.25        .00        .00       (.63)     .55

13. Portfolio
    turnover ratio           131        125         58        181        .18         187        306         88          0      .30

14. Number of shares
    outstanding at
    end of period        141,684    140,393    153,111    154,618    154,742     158,346    159,005    160,375    158,141        -
